Inventories	9 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following:

	September 30,	December 31,
	2020	2019
	U.S. $ in thousands
Finished goods	$72,373	$87,967
Work-in-process	2,838	3,106
Raw materials	77,474	77,431
	152,685	168,504